Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events.
Subsequent Events

40   Subsequent events

On November 24, 2022, Shanghai OneConnect entered into the Equity Transfer Agreement with Puhui Management, pursuant to which Shanghai OneConnect conditionally agreed to sell, and Puhui Management conditionally agreed to purchase, the Group’s 40% equity interest in Puhui Lixin at a consideration of RMB199,200,000. The transaction has been approved by the extraordinary general meeting held on April 4, 2023 as of the date of this annual report.